Pension and Other Postretirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Reconciliation of Level 3 assets
Settlements	$ (3.4)
Significant Other Unobservable Inputs, Level 3 [Member] | Insurance Contracts [Member]
Reconciliation of Level 3 assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	27.3	26.9
Net realized and unrealized gain	0.7	0.8
Net purchases, sales and settlements		(0.3)
Purchases	3.5
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates		(0.1)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 26.5	$ 27.3